OTHER FINANCIAL DATA - VARIABLE INTEREST ENTITY (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entities Disclosure [Abstract]
Amounts Associated With Variable Interest Entities, Cash And Cash Equivalents	$ 17	$ 8
Amounts Associated With Variable Interest Entities, Restricted Cash, Current	6	10
Amounts Associated With Variable Interest Entities, Inventories	2	2
Amounts Associated With Variable Interest Entities, Other Current Assets	1	1
Amounts Associated With Variable Interest Entities, Total Current Assets	26	21
Amounts Associated With Variable Interest Entities, Restricted Cash, Noncurrent	25	22
Amounts Associated With Variable Interest Entities, Sundry	4	5
Amounts Associated With Variable Interest Entities, Property, Plant And Equipment, Net	438	466
Amounts Associated With Variable Interest Entities, Total Assets	493	514
Amounts Associated With Variable Interest Entities, Current Portion, Long Term Debt	10	10
Amounts Associated With Variable Interest Entities, Fixed Price Contracts And Other Derivatives, Current Liability	16	17
Amounts Associated With Variable Interest Entities, Other Current Liabilities	19	8
Amounts Associated With Variable Interest Entities, Total Current Liabilities	45	35
Amounts Associated With Variable Interest Entities, Long Term Debt	325	335
Amounts Associated With Variable Interest Entities, Fixed Price Contracts And Other Derivatives, Noncurrent Liability	39	64
Amounts Associated With Variable Interest Entities, Deferred Credits And Other	(7)	4
Amounts Associated With Variable Interest Entities, Other Noncontrolling Interests	91	76
Amounts Associated With Variable Interest Entities, Total Liabilities And Equity	493	514
Amounts Associated With Variable Interest Entities, Cost Of Electric Fuel And Purchased Power	(91)	(83)	(72)
Amounts Associated With Variable Interest Entities, Operation And Maintenance	24	19	19
Amounts Associated With Variable Interest Entities, Depreciation And Amortization	28	26	22
Amounts Associated With Variable Interest Entities, Total Operating Expenses	(39)	(38)	(31)
Amounts Associated With Variable Interest Entities, Operating Income	39	38	31
Amounts Associated With Variable Interest Entities, Other Income (Expense), Net	0	(1)	(1)
Amounts Associated With Variable Interest Entities, Interest Expense	(15)	(11)	(11)
Amounts Associated With Variable Interest Entities, Net Income	24	26	19
Amounts Associated With Variable Interest Entities, (Earnings) Losses Attributable Noncontrolling Interests	(24)	(26)	(19)
Amounts Associated With Variable Interest Entities, Earnings	$ 0	$ 0	$ 0